SCHEDULE OF RELATED PARTIES TRANSACTION (Details) - USD ($)	Jun. 30, 2021		Mar. 31, 2021		Mar. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	$ 238,743		$ 84,838
Amounts due to related parties	5,636,053		4,913,964		5,429,440
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	238,743		84,838
Zhida Hong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	3,705,193	[1]	3,727,371	[1]	5,043,489
Bihua Yang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	382,437	[2]	370,523	[2]
Dewu Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,420,186	[3]	712,064	[3]	81,287
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 128,237		$ 104,006		$ 144,237

[1]	The decrease was due to net repayment of debt due to Zhida Hong. During the three months ended June 30, 2021, the Company received financial support of $0.2 million from Zhida Hong and repaid $0.2 million of debts due to him.
[2]	Being financial support from Bihua Yang for XKJ’s daily operation.
[3]	The increase of related party debt was additional financial support provided by Dewu Huang for YBY’s daily operation.